UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST
(Exact name of Registrant as specified in charter)
One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Nancy Conlin	Philip H. Newman, Esq.
Vice President and Counsel	Goodwin Procter LLP
State Street Bank and Trust Company	Exchange Place
Securities Finance Division- Floor 4	Boston, Massachusetts 02109
1 Lincoln Street
Boston, Massachusetts 02111-2900
Registrant’s telephone number, including area code: (617) 664-3669
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1: Reports to Shareholders.

2

STATE STREET NAVIGATOR
SECURITIES LENDING PRIME PORTFOLIO
ANNUAL REPORT
December 31, 2010

State Street Navigator Securities Lending Prime Portfolio
Expense Example
December 31, 2010
As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2010 to December 31, 2010.
The table below illustrates the Fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return. This section is intended to help you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Six Months Ended December 31, 2010

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	July 1, 2010	December 31, 2010	Period *
Based on Actual Fund Return	$1,000.00	$1,001.80	$0.15
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,025.05	$0.15

*	The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of December 31, 2010 was 0.03%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 184/365 (the most recent six month period).

State Street Navigator Securities Lending Prime Portfolio
Portfolio Statistics
(Unaudited) December 31, 2010

Portfolio Composition By Investment Type*	December 31, 2010

Certificates of Deposit	57.8%
Treasury Repurchase Agreements	14.0%
Government Agency Repurchase Agreements	9.9%
Other Notes	8.5%
Financial Company Commercial Paper	8.0%
Asset Backed Commercial Paper	1.7%
Other Assets In Excess of Liabilities	0.1%

Total	100.00%

Portfolio Composition By Rating*	December 31, 2010

A-1+	30.8%
A-1	45.2%
Repurchase Agreements (A-1+)	14.0%
Repurchase Agreements (A-1)	9.9%
Other Assets in Excess of Liabilities	0.1%

Total	100.00%

* As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
December 31, 2010

		Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*		and Title of Issue	Rate	Reset Date	Date	Amount	Cost
		ASSET BACKED COMMERCIAL PAPER — 1.7%
P	-1, A-1	Gemini Securitization Corp. LLC (a)	0.274%	02/17/2011	02/17/2011	$100,000,000	$99,964,750
P	-1, A-1+	Straight-A Funding LLC (a)	0.264%	01/24/2011	01/24/2011	200,000,000	199,966,778

		TOTAL ASSET BACKED COMMERCIAL PAPER					299,931,528

		FINANCIAL COMPANY COMMERCIAL PAPER — 8.0%
P	-1, A-1	Credit Suisse	0.274%	01/27/2011	01/27/2011	550,000,000	549,892,750
P	-1, A-1	DnB NOR Bank ASA (a)	0.345%	03/28/2011	03/28/2011	250,000,000	249,796,945
P	-1, A-1+	General Electric Capital Corp.	0.406%	01/27/2011	01/27/2011	90,000,000	89,974,000
P	-1, A-1+	General Electric Capital Corp.	0.270%	03/09/2011	03/09/2011	150,000,000	149,924,625
P	-1, A-1	Nationwide Building Society (a)	0.345%	03/10/2011	03/10/2011	130,000,000	129,916,511
P	-1, A-1+	Nordea North America, Inc.	0.269%	02/08/2011	02/08/2011	130,000,000	129,963,636
P	-1, A-1	Societe Generale North America, Inc.	0.508%	02/01/2011	02/01/2011	100,000,000	99,956,944

		TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,399,425,411

		CERTIFICATES OF DEPOSIT — 57.8%
P	-1, A-1+	Barclays Bank (b)	0.652%	01/13/2011	05/13/2011	350,000,000	350,000,000
P	-1, A-1+	Barclays Bank (b)	0.592%	01/13/2011	06/13/2011	200,000,000	200,000,000
P	-1, A-1+	Barclays Bank (b)	0.580%	01/15/2011	07/15/2011	175,000,000	175,000,000
P	-1, A-1+	BNP Paribas	0.480%	01/10/2011	01/10/2011	75,000,000	75,000,000
P	-1, A-1+	BNP Paribas	0.430%	03/23/2011	03/23/2011	550,000,000	550,000,000
P	-1, A-1	Canadian Imperial Bank of Commerce (b)	0.307%	01/13/2011	02/14/2011	400,000,000	400,000,000
P	-1, A-1+	Commonwealth Bank of Australia	0.270%	02/14/2011	02/14/2011	125,000,000	125,000,000
P	-1, A-1+	Credit Agricole Corporate and Investment Bank (b)	0.471%	01/26/2011	02/28/2011	200,000,000	200,000,000
P	-1, A-1+	Credit Agricole Corporate and Investment Bank	0.330%	03/10/2011	03/10/2011	150,000,000	150,000,000
P	-1, A-1+	Credit Agricole Corporate and Investment Bank	0.350%	04/01/2011	04/01/2011	200,000,000	200,000,000
P	-1, A-1	Deutsche Bank AG (b)	0.468%	01/10/2011	01/10/2011	250,000,000	249,999,724
P	-1, A-1	Deutsche Bank AG	0.280%	01/13/2011	01/13/2011	150,000,000	150,000,000
P	-1, A-1	Deutsche Bank AG	0.460%	01/18/2011	01/18/2011	300,000,000	300,000,000
P	-1, A-1	Deutsche Bank AG	0.400%	02/14/2011	02/14/2011	200,000,000	200,000,000
P	-1, A-1	DnB NOR Bank ASA (b)	0.355%	01/04/2011	03/03/2011	102,000,000	102,000,000
P	-1, A-1	DnB NOR Bank ASA	0.340%	03/14/2011	03/14/2011	400,000,000	400,000,000
P	-1, A-1	ING Bank NV	0.560%	01/11/2011	01/11/2011	225,000,000	225,000,000
P	-1, A-1	ING Bank NV	0.570%	02/14/2011	02/14/2011	100,000,000	100,000,000
P	-1, A-1	ING Bank NV	0.550%	03/01/2011	03/01/2011	350,000,000	350,000,000
P	-1, A-1	ING Bank NV	0.370%	04/08/2011	04/08/2011	200,000,000	200,000,000
P	-1, A-1	Lloyds TSB Bank	0.455%	02/28/2011	02/28/2011	400,000,000	400,000,000
P	-1, A-1	Lloyds TSB Bank	0.390%	04/11/2011	04/11/2011	400,000,000	400,000,000
P	-1, A-1+	National Australia Bank Ltd.	0.270%	01/28/2011	01/28/2011	200,000,000	200,000,000
P	-1, A-1+	National Australia Bank Ltd.	0.275%	03/11/2011	03/11/2011	375,000,000	375,003,591
P	-1, A-1+	Nordea Bank Finland	0.280%	02/11/2011	02/11/2011	600,000,000	600,000,000
P	-1, A-1+	Rabobank Nederland NV	0.520%	01/21/2011	01/21/2011	300,000,000	300,000,000
P	-1, A-1+	Rabobank Nederland NV (b)	0.345%	01/07/2011	12/07/2011	150,000,000	150,000,000
P	-1, A-1+	Royal Bank of Canada (b)	0.390%	01/03/2011	09/29/2011	200,000,000	200,000,000
P	-1, A-1	Royal Bank of Scotland	0.560%	02/15/2011	02/15/2011	500,000,000	500,000,000
P	-1, A-1	Societe Generale (b)	0.360%	01/14/2011	01/14/2011	48,000,000	48,000,000
P	-1, A-1	Societe Generale (b)	0.365%	01/04/2011	03/03/2011	200,000,000	200,000,000
P	-1, A-1	Societe Generale	0.420%	03/21/2011	03/21/2011	500,000,000	500,000,000
P	-1, A-1+	Svenska Handelsbanken AB	0.280%	03/10/2011	03/10/2011	130,000,000	130,000,000
P	-1, A-1+	Toronto Dominion Bank (b)	0.266%	01/04/2011	02/04/2011	50,000,000	50,000,000
P	-1, A-1+	Toronto Dominion Bank (b)	0.263%	01/10/2011	03/10/2011	52,000,000	52,000,000
The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
December 31, 2010

		Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*		and Title of Issue	Rate	Reset Date	Date	Amount	Cost
		CERTIFICATES OF DEPOSIT (continued)
P	-1, A-1+	Toronto Dominion Bank (b)	0.331%	01/28/2011	10/28/2011	$55,000,000	$55,000,000
P	-1, A-1	UBS AG	0.380%	04/11/2011	04/11/2011	350,000,000	350,000,000
P	-1, A-1	UniCredit SpA	0.380%	01/10/2011	01/10/2011	400,000,000	400,000,000
P	-1, A-1	UniCredit SpA	0.380%	01/14/2011	01/14/2011	350,000,000	350,000,000
P	-1, A-1	UniCredit SpA	0.380%	01/18/2011	01/18/2011	100,000,000	100,000,000

		TOTAL CERTIFICATES OF DEPOSIT					10,062,003,315

		OTHER NOTES — 8.5%
P	-1, A-1	Bank of America NA (b)	0.361%	01/27/2011	01/27/2011	168,000,000	168,000,000
P	-1, A-1	Bank of America NA	0.600%	02/03/2011	02/03/2011	189,000,000	189,000,000
P	-1, A-1	Bank of America NA	0.300%	02/24/2011	02/24/2011	350,000,000	350,000,000
P	-1, A-1	Bank of America NA	0.360%	03/14/2011	03/14/2011	100,000,000	100,000,000
P	-1, A-1	Bank of America NA (b)	0.588%	01/24/2011	05/20/2011	9,301,000	9,301,000
P	-1, A-1+	BNP Paribas	0.040%	01/03/2011	01/03/2011	200,000,000	200,000,000
P	-1, A-1+	Nordea Bank AB (b)(c)	0.314%	02/18/2011	01/18/2012	200,000,000	200,000,000
P	-1, A-1+	Svenska Handelsbanken AB (b)(c)	0.319%	01/15/2011	02/11/2011	108,000,000	108,000,000
P	-1, A-1+	Svenska Handelsbanken AB (b)(c)	0.390%	01/04/2011	07/01/2011	150,000,000	149,998,783

		TOTAL OTHER NOTES					1,474,299,783

							Market
							Value
		GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 9.9%
P	-1, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by various U.S. Government Obligations, 1.500% - 5.000% due 09/15/22 - 12/25/39 valued at $153,000,000); proceeds $150,003,500	0.280%	01/03/2011	01/03/2011	150,000,000	150,000,000
P	-1, A-1	Agreement with Deutsche Bank Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by various U.S. Government Obligations, 0.000% - 9.800% due 07/18/11 - 08/12/25 valued at $512,040,490); proceeds $502,009,203	0.220%	01/03/2011	01/03/2011	502,000,000	502,000,000
P	-1, A-1	Agreement with JP Morgan Securities and JP Morgan Chase & Co. (Tri- Party), dated 12/31/10 (collateralized by various U.S. Government Obligations, 0.000% - 1.360% due 12/25/16 - 07/25/49 valued at $510,000,996); proceeds $500,012,500	0.300%	01/03/2011	01/03/2011	500,000,000	500,000,000
The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
December 31, 2010

		Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*		and Title of Issue	Rate	Reset Date	Date	Amount	Value
		GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P	-1, A-1	Agreement with Merrill Lynch Government Securities, Inc. and Bank of New York Mellon (Tri- Party), dated 12/31/10 (collateralized by various U.S. Government Obligations, 2.250% - 5.000% due 08/15/37 - 01/01/41 valued at $578,745,960); proceeds $567,409,821	0.250%	01/03/2011	01/03/2011	$567,398,000	$567,398,000

		TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,719,398,000

		TREASURY REPURCHASE AGREEMENTS — 14.0%
P	-1, A-1+	Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri- Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 2.125% - 2.750% due 12/31/15 - 12/31/17 valued at $1,340,280,085); proceeds $1,314,021,900	0.200%	01/03/2011	01/03/2011	1,314,000,000	1,314,000,000
P	-1, A-1+	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 0.000% - 4.875% due 11/17/11 - 12/31/13 valued at $646,680,001); proceeds $634,007,925	0.150%	01/03/2011	01/03/2011	634,000,000	634,000,000
P	-1, A-1+	Agreement with Credit Agricole Corporate & Investment Bank and Bank of New York Mellon (Tri- Party), dated 12/31/10 (collateralized by U.S. Treasury Strips, 1.250% - 4.750% due 08/15/12 - 07/15/20 valued at $510,000,048); proceeds $500,007,500	0.180%	01/03/2011	01/03/2011	500,000,000	500,000,000

		TOTAL TREASURY REPURCHASE AGREEMENTS					2,448,000,000

TOTAL INVESTMENTS(d)† — 99.9%							17,403,058,037
Other Assets in Excess of Liabilities — 0.1%							9,291,148

NET ASSETS — 100.0%							$17,412,349,185

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.90% of net assets as of December 31, 2010.

(b)	Floating Rate Note- Interest rate shown is rate in effect at December 31, 2010.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.63% of net assets as of December 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

*	Moody’s rating, Standard & Poor’s rating. (Unaudited)
The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
December 31, 2010
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar but not identical securities in both active and inactive markets, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2010, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	—
Level 2 — Other Significant Observable Inputs	$17,403,058,037
Level 3 — Significant Unobservable Inputs	—

Total	$17,403,058,037

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the year ended December 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Statement of Assets and Liabilities
December 31, 2010

Assets:
Investments in securities, at amortized cost	$13,235,660,037
Repurchase agreements, at amortized cost	4,167,398,000

Total Investments	17,403,058,037
Cash	980
Interest receivable	10,081,844
Prepaid expenses and other assets	89,350

Total Assets	17,413,230,211

Liabilities:
Advisory fee payable	272,819
Custodian fee payable	169,801
Dividend payable	168,746
Administration fee payable	118,971
Professional fees payable	73,114
Transfer agent fee payable	46,490
Trustee fees payable	27,160
Other accrued expenses and liabilities	3,925

Total Liabilities	881,026

Net Assets	$17,412,349,185

Net assets consist of:
Capital stock, $0.001 par value;
17,412,279,246 shares issued and outstanding	$17,412,279
Capital paid in excess of par	17,394,873,409
Accumulated net realized gain on investments	63,497

Net Assets	$17,412,349,185

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Statement of Operations
For the Year Ended December 31, 2010

Investment Income:
Interest	$58,619,299

Expenses:
Advisory fee	3,234,896
Administration fee	1,386,383
Custodian fee	649,411
Insurance expense	372,141
Transfer agent fee	277,277
Trustee fee	179,735
Legal fee	138,831
Audit fee	59,600
Miscellaneous expenses	43,425

Total expenses	6,341,699

Net investment income	52,277,600

Net Realized Gain on Investments:
Net realized gain on investments	63,497

Net increase in net assets resulting from operations	$52,341,097

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Statement of Changes in Net Assets
December 31, 2010

	December 31, 2010	December 31, 2009
From Operations:
Net investment income	$52,277,600	$93,394,592
Net realized gain on investments	63,497	4,526,413

Net increase in net assets resulting from operations	52,341,097	97,921,005

Distributions From:
Net investment income	(52,277,600)	(93,394,592)
Net realized gain on investments	(1,926,413)	(8,317,841)

Total distributions	(54,204,013)	(101,712,433)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	149,519,383,525	89,944,529,073
Cost of redemptions	(146,704,207,772)	(91,304,705,032)

Net increase (decrease) in net assets from Fund share transactions	2,815,175,753	(1,360,175,959)

Net increase (decrease) in net assets	2,813,312,837	(1,363,967,387)

Net Assets:
Beginning of year	14,599,036,348	15,963,003,735

End of year	$17,412,349,185	$14,599,036,348

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Financial Highlights

	For Years Ended December 31,
	2010	2009	2008		2007	2006
Per Share Operating Performance:
Net asset value, beginning of year	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000

Net investment income	0.0028	0.0071	0.0297		0.0524	0.0501
Net realized gain on investments	0.0001	0.0006	—		—	—

Total from investment operations	0.0029	0.0077	0.0297		0.0524	0.0501

Distributions from:
Net investment income	(0.0028)	(0.0071)	(0.0297)		(0.0524)	(0.0501)
Net realized gain on investments	(0.0001)	(0.0006)	—		—	—

Total distributions	(0.0029)	(0.0077)	(0.0297)		(0.0524)	(0.0501)

Net increase from investment operations	0.0000	0.0000	0.0000		0.0000	0.0000

Net asset value, end of year	$1.0000	$1.0000	$1.0000		$1.0000	$1.0000

Total Investment Return(a)	0.29%	0.78%	3.01	%(b)	5.36%	5.12%

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	0.03%	0.04%	0.03%		0.04%	0.05%
Ratio of net investment income to average net assets	0.28%	0.71%	3.02%		5.24%	5.03%
Net assets, end of year (in millions)	$17,412	$14,599	$15,963		$48,771	$54,799

(a)	Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemptions on the last day of the period.

(b)	Total investment return would have been lower had State Street not reimbursed the fund. The impact of the reimbursement has less than a $0.00005 impact to the fund’s per share operating performance. (See Note 3)
The accompanying notes are an integral part of these financial statements.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements
December 31, 2010
1. Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) is in operation. Information presented in these financial statements pertains only to the Fund. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Securities Lending Program (“SLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the SLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:
Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.
Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities ordinarily consist of United States Government securities. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street. However, the Fund may invest up to five percent of its net assets in repurchase agreements maturing in more than seven days.
Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended.
In accordance with provisions surrounding income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and prior three years) and has concluded that no provision for income tax is required in the Fund’s financial statements.
At December 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 were as follows:
Distributions Paid From:

	2010	2009
Ordinary Income	$53,741,013	$101,712,433
Long-Term Gain	$463,000	$—

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
December 31, 2010
As of December 31, 2010, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

		Unrealized
Undistributed	Undistributed	Appreciation	Loss Carryforwards
Ordinary Income	Long-Term Gain	(Depreciation)	and Deferrals	Total
$63,497	$—	$—	$—	$63,497
Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”).
Use of Estimates: The preparation of financial statements, in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications: The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.
3. Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.
Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.
Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.
Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.
Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund’s average daily net assets.
Contribution from Affiliate: On December 11, 2008, State Street reimbursed the fund $26,452 due to a record keeping error.
4. Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $34,000, other than the Chairman who receives an annual retainer of $36,500.
Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.
5. Beneficial Interest
At December 31, 2010, seven mutual fund complexes each owned over 5% of the Fund’s outstanding shares, amounting to 69.52% of total shares. 20.16% of total shares represent funds advised by or affiliated with SSgA FM. A redemption by one or more of the Fund’s shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund’s future liquidity and investment operations.

State Street Navigator Securities Lending Prime Portfolio
Notes to Financial Statements (continued)
December 31, 2010
6. Subsequent Events
Management has evaluated the possibility of subsequent events affecting the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707
Telephone (617) 530 5000
Facsimile (617) 530 5001
www.pwc.com
Report of Independent Registered Public Accounting Firm
To the Trustees of State Street Navigator Securities Lending Trust and Shareholders of State Street Navigator Securities Lending Prime Portfolio:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The State Street Navigator Securities Lending Prime Portfolio (the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
February 23, 2011

State Street Navigator Securities Lending Prime Portfolio
General Information
December 31, 2010 (Unaudited)
Proxy Voting Policies and Procedures
Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information
December 31, 2010
The following tables set forth information concerning the trustees and officers of the Trust. The Statement of Additional Information includes additional information about Trust’s trustees and is available upon request, without charge, by calling 617-664-5370.

				Number of
				Portfolios in
				Fund
	Position Held	Term of Office		Complex
Name, Address, and	with the	and Length of		Overseen by	Other Directorships
Age	Trust	Time Served	Principal Occupation During Past 5 Years	Trustee	Held by Trustee
INDEPENDENT TRUSTEES:

Michael Jessee State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1946	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/96	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989—present).	3	None

George J. Sullivan, Jr. State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1942	Trustee	Term: Indefinite Elected: 2/96	Self employed, Newfound Consultants Inc., a financial consulting firm (1997—present).	3	Trustee, director of various registered investment companies with multiple portfolios advised and/or administered by SEI Corporation

Peter Tufano State Street Navigator Securities Lending Trust One Lincoln Street Boston, MA 02111 DOB: 1957	Trustee	Term: Indefinite Elected: 2/96	Sylvan C. Coleman Professor of Financial Management at Harvard Business School (1989—present).	3	None

State Street Navigator Securities Lending Prime Portfolio
Trustees and Officers Information
December 31, 2010

Number of
Portfolios in
Fund
	Position Held	Term of Office		Complex
Name, Address, and	with the	and Length of		Overseen by	Other Directorships
Age	Trust	Time Served	Principal Occupation During Past 5 Years	Trustee	Held by Trustee
OFFICERS:

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111- 2900 DOB: 1965	President	Term: Indefinite Elected: 04/09	President, SSgA Funds Management Inc. (2005-present); Principal, SSgA Funds Management, Inc. (2001-2005); Senior Managing Director, State Street Global Advisors (2006-present); Principal, State Street Global Advisors (2000-2006).	—	—

Mark Hansen State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1968	Vice President	Term: Indefinite Elected: 02/09	Senior Vice President and Director of Global Securities Compliance, State Street Bank and Trust Company (2007— present); Managing Partner, Chief Legal & Compliance Officer, Alta Capital Group, LLC (2005-2007); and Chief Compliance Officer, State Street Global Markets, LLC (1999-2005).	—	—

Laura F. Healy State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 DOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 8/08-11/10	Vice President of State Street Bank and Trust Company (2007— present); prior to July 2, 2007, Investors Financial Corporation (since 2002).	—	—

Brian D. O’Sullivan State Street Bank and Trust Company 801 Pennsylvania Kansas City, MO 64105 DOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 8/08	Vice President of State Street Bank and Trust Company (2007-present) with which he has been affiliated since 1997.	—	—

Peter T. Sattelmair State Street Bank and Trust Company 801 Pennsylvania Kansas City, MO 64105 DOB: 1977	Assistant Treasurer	Term: Indefinite Elected: 8/08	Director of Fund Administration of State Street Bank and Trust Company (2007 — present) with which he has been affiliated since 1999.	—	—

Nancy L. Conlin State Street Bank and Trust Company One Lincoln Street Boston, MA 02111 DOB: 1953	Secretary	Term: Indefinite Elected: 3/08	Vice President and Managing Counsel, State Street Bank and Trust Company (2007—present); General Counsel, Plymouth Rock Companies (2004-2007).	—	—

Cuan Coulter State Street Financial Center One Lincoln Street Boston, MA 02111-2900 DOB: 1972	Chief Compliance Officer	Term: Indefinite Elected: 12/2010	Senior Vice President, SSgA Global Chief Compliance Officer (2009-present); Senior Vice President, SSgA U.S. Senior Compliance Officer (2008-2009); Partner, Pricewaterhouse Coopers, LLP (1999- 2008)	—	—

Trustees	Investment Adviser
Michael A. Jessee	SSgA Funds Management, Inc.
George J. Sullivan Jr.	State Street Financial Center
Peter Tufano	One Lincoln Street
Boston, MA 02111

Independent Public Registered Accounting Firm	Legal Counsel
PricewaterhouseCoopers LLP	GoodwinProcter LLP
125 High Street	53 State Street
Boston, MA 02110	Exchange Place
Boston, MA 02109
Custodian and Transfer Agent
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.
As of the end of the period, December 31, 2010, State Street Navigator Securities Lending Trust (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The Trust’s Board of Trustees (the “Board”) has determined that the Trust has at least one “audit committee financial expert” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Mr. George Sullivan. Mr. Sullivan is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees

For the fiscal years ended December 31, 2010 and December 31, 2009, the aggregate audit fees billed for professional services rendered by PricewaterhouseCoopers LLP (“PwC”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by PwC in connection with the Trust’s statutory and regulatory filings and engagements were $63,430 and $83,820, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2010 and December 31, 2009, there were no fees for assurance and related services by PwC reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

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(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the last two fiscal years ended December 31, 2010 and December 31, 2009 were $6,570 and $8,680, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2010 and December 31, 2009, there were no fees billed for professional services rendered by PwC for products and services provided by PwC to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2010 and December 31, 2009, the aggregate fees billed for professional services rendered by PwC for products and services provided by PwC to SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust’s audit committee, were $850,000 and $6,945,000, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:
“Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:
1.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

2.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

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De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.
Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.
•	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).”
(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2010 and December 31, 2009, the aggregate non-audit fees billed by PwC for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $12,500,000 and $15,078,243, respectively.

(h)	PwC notified the Trust’s Audit Committee of all non-audit services that were rendered by PwC to the Adviser and any entity controlling, controlled by, or

5

under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining PwC’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
Not applicable to the Registrant.
Item 6. Schedule of Investments.
(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

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(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics pursuant to in Item 2 of Form N-CSR is attached hereto.
(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.
(a)(3) Not applicable to the Registrant.
(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Navigator Securities Lending Trust

By:	/s/ James E. Ross James E. Ross
President

Date:	March 4, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President (Principal Executive Officer)

Date:	March 4, 2011

By:	/s/ Laura Healy Laura Healy
Treasurer (Principal Financial and Accounting Officer)

Date:	March 4, 2011

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